Available-for-Sale Investments (Table Text Block)	12 Months Ended
Mar. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Available-for-Sale Investments
Available-for-sale investments at March 31, 2013 were as follows:
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses More than 12 Months	Gross Unrealized Losses Less than 12 Months	Estimated Market Value
	(In thousands)
U.S. treasury securities and government obligations	$24,518	$2,749	$(3)$	(3)$	27,261
U.S. government agency mortgage-backed securities	44,934	4,027	(7)	(73)	48,881
Obligations of states and political subdivisions	154,692	16,056	(2)	(292)	170,454
Corporate securities	729,677	51,596	(373)	(2,265)	778,635
Mortgage-backed securities	6,730	282	(27)	-	6,985
Redeemable preferred stocks	23,705	751	(214)	(30)	24,212
Common stocks	43,729	273	(4,685)	(407)	38,910
	$1,027,985	$75,734	$(5,311)$	(3,070)$	1,095,338
Available-for-sale investments at March 31, 2012 were as follows:
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses More than 12 Months	Gross Unrealized Losses Less than 12 Months	Estimated Market Value
	(In thousands)
U.S. treasury securities and government obligations	$29,152	$2,964	$(18)$	(9)$	32,089
U.S. government agency mortgage-backed securities	48,938	4,866	(1)	(7)	53,796
Obligations of states and political subdivisions	142,824	9,435	-	(147)	152,112
Corporate securities	445,433	33,350	(619)	(2,236)	475,928
Mortgage-backed securities	11,572	282	(38)	(5)	11,811
Redeemable preferred stocks	24,370	1,066	(1,627)	(632)	23,177
Common stocks	27,736	37	(9,720)	(174)	17,879
	$730,025	$52,000	$(12,023)$	(3,210)$	766,792
The tables above include gross unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.
We sold available-for-sale securities with a fair value of $165.1 million, $141.1 million and $134.7 million in fiscal 2013, 2012 and 2011, respectively. The gross realized gains on these sales totaled $9.5 million, $5.9 million and $2.0 million in fiscal 2013, 2012 and 2011, respectively. We realized gross losses on these sales of $0.7 million, $0.2 million and $0.2 million in fiscal 2013, 2012 and 2011, respectively.
The unrealized losses of more than twelve months in the tables above are considered temporary declines. The majority of this unrealized loss is related to our long term investments in 1.8 million shares of Bank of America common stock. We track each investment with an unrealized loss and evaluate them on an individual basis for other-than-temporary impairments including obtaining corroborating opinions from third party sources, performing trend analysis and reviewing management's future plans. Certain of these investments may have declines determined by management to be other-than-temporary and we recognized these write-downs through earnings. We recognized other-than-temporary impairments of $0.1 million and $0.8 million in fiscal 2012 and 2011, respectively. There were no write downs in fiscal 2013.